Federated Hermes Government Ultrashort Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—73.1%
		Federal Home Loan Mortgage Corporation REMIC—37.4%
$ 85,881		Series 242, Class F29, 4.837% (1-month USLIBOR +0.250%), 11/15/2036	$ 84,509
64,862		Series 244, Class F22, 4.937% (1-month USLIBOR +0.350%), 12/15/2036	64,196
152,821		Series 244, Class F30, 4.887% (1-month USLIBOR +0.300%), 12/15/2036	151,291
12,753,361		Series 317, Class F3, 5.107% (1-month USLIBOR +0.520%), 11/15/2043	12,579,199
6,144		Series 1534, Class J, 5.487% (1-month USLIBOR +0.900%), 6/15/2023	6,149
17,503		Series 1632, Class FB, 5.787% (1-month USLIBOR +1.200%), 11/15/2023	17,534
54,076		Series 2111, Class MA, 5.087% (1-month USLIBOR +0.500%), 1/15/2029	54,161
55,251		Series 2111, Class MB, 5.087% (1-month USLIBOR +0.500%), 1/15/2029	55,339
56,427		Series 2111, Class MC, 5.087% (1-month USLIBOR +0.500%), 1/15/2029	56,516
40,438		Series 2286, Class FA, 4.987% (1-month USLIBOR +0.400%), 2/15/2031	40,446
94,325		Series 2296, Class FC, 5.087% (1-month USLIBOR +0.500%), 6/15/2029	94,444
157,788		Series 2326, Class FJ, 5.537% (1-month USLIBOR +0.950%), 6/15/2031	159,064
246,979		Series 2344, Class FP, 5.537% (1-month USLIBOR +0.950%), 8/15/2031	249,004
108,466		Series 2367, Class FG, 5.207% (1-month USLIBOR +0.620%), 6/15/2031	108,734
43,595		Series 2380, Class FI, 5.187% (1-month USLIBOR +0.600%), 6/15/2031	43,680
254,464		Series 2380, Class FL, 5.187% (1-month USLIBOR +0.600%), 11/15/2031	254,675
143,777		Series 2386, Class FE, 5.287% (1-month USLIBOR +0.700%), 6/15/2031	144,396
58,452		Series 2389, Class FI, 5.337% (1-month USLIBOR +0.750%), 6/15/2031	58,780
14,240		Series 2395, Class FT, 5.037% (1-month USLIBOR +0.450%), 12/15/2031	14,234
17,382		Series 2396, Class FL, 5.187% (1-month USLIBOR +0.600%), 12/15/2031	17,431
177,072		Series 2412, Class OF, 5.537% (1-month USLIBOR +0.950%), 12/15/2031	178,581
87,300		Series 2418, Class FO, 5.487% (1-month USLIBOR +0.900%), 2/15/2032	87,649
52,541		Series 2451, Class FC, 5.587% (1-month USLIBOR +1.000%), 5/15/2031	53,038
5,314		Series 2452, Class FG, 5.137% (1-month USLIBOR +0.550%), 3/15/2032	5,327
79,453		Series 2460, Class FE, 5.587% (1-month USLIBOR +1.000%), 6/15/2032	80,259
29,191		Series 2470, Class FI, 4.987% (1-month USLIBOR +0.400%), 10/15/2026	29,201
53,267		Series 2470, Class FW, 5.587% (1-month USLIBOR +1.000%), 5/15/2031	53,771
51,001		Series 2470, Class FX, 5.587% (1-month USLIBOR +1.000%), 5/15/2031	51,484
79,810		Series 2470, Class GF, 5.587% (1-month USLIBOR +1.000%), 6/15/2032	80,619
44,501		Series 2471, Class FS, 5.087% (1-month USLIBOR +0.500%), 2/15/2032	44,478
207,227		Series 2475, Class FL, 5.587% (1-month USLIBOR +1.000%), 2/15/2032	209,303
138,151		Series 2476, Class FC, 5.587% (1-month USLIBOR +1.000%), 2/15/2032	139,535
80,913		Series 2477, Class FD, 4.987% (1-month USLIBOR +0.400%), 7/15/2032	80,768
79,175		Series 2479, Class FA, 4.987% (1-month USLIBOR +0.400%), 8/15/2032	79,198
39,125		Series 2481, Class FC, 5.587% (1-month USLIBOR +1.000%), 5/15/2031	39,496
90,935		Series 2493, Class F, 4.987% (1-month USLIBOR +0.400%), 9/15/2029	90,953
83,010		Series 2495, Class F, 4.987% (1-month USLIBOR +0.400%), 9/15/2032	83,028
82,591		Series 2498, Class HF, 5.587% (1-month USLIBOR +1.000%), 6/15/2032	83,428
136,409		Series 2526, Class FC, 4.987% (1-month USLIBOR +0.400%), 11/15/2032	135,720
50,197		Series 2504, Class FP, 5.087% (1-month USLIBOR +0.500%), 3/15/2032	50,171
133,820		Series 2530, Class FK, 4.987% (1-month USLIBOR +0.400%), 6/15/2029	133,698
239,863		Series 2551, Class FD, 4.987% (1-month USLIBOR +0.400%), 1/15/2033	239,018
11,916		Series 2571, Class FK, 5.087% (1-month USLIBOR +0.500%), 9/15/2023	11,924
41,020		Series 2610, Class FD, 5.087% (1-month USLIBOR +0.500%), 12/15/2032	40,972
731,724		Series 2631, Class FC, 4.987% (1-month USLIBOR +0.400%), 6/15/2033	729,041
164,085		Series 2671, Class F, 5.037% (1-month USLIBOR +0.450%), 9/15/2033	163,699

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$ 218,254		Series 2684, Class FV, 5.487% (1-month USLIBOR +0.900%), 10/15/2033	$ 220,006
973,521		Series 2750, Class FG, 4.859% (1-month USLIBOR +0.400%), 2/15/2034	964,706
2,446,834		Series 2750, Class FH, 4.959% (1-month USLIBOR +0.500%), 2/15/2034	2,434,256
101,825		Series 2796, Class FD, 4.937% (1-month USLIBOR +0.350%), 7/15/2026	101,794
353,143		Series 2812, Class LF, 4.987% (1-month USLIBOR +0.400%), 6/15/2034	352,793
282,380		Series 3036, Class NF, 4.887% (1-month USLIBOR +0.300%), 8/15/2035	279,257
57,942		Series 3085, Class FW, 5.287% (1-month USLIBOR +0.700%), 8/15/2035	58,225
408,836		Series 3085, Class VF, 4.907% (1-month USLIBOR +0.320%), 12/15/2035	403,864
459,970		Series 3184, Class JF, 4.987% (1-month USLIBOR +0.400%), 7/15/2036	456,524
437,153		Series 3191, Class FE, 4.987% (1-month USLIBOR +0.400%), 7/15/2036	431,682
34,491		Series 3300, Class FA, 4.887% (1-month USLIBOR +0.300%), 8/15/2035	34,105
34,613		Series 3325, Class NF, 4.887% (1-month USLIBOR +0.300%), 8/15/2035	34,226
456,786		Series 3380, Class FP, 4.937% (1-month USLIBOR +0.350%), 11/15/2036	452,215
341,581		Series 3542, Class NF, 5.337% (1-month USLIBOR +0.750%), 7/15/2036	342,995
9,587,506		Series 4826, Class KF, 4.887% (1-month USLIBOR +0.300%), 9/15/2048	9,362,217
18,059,840		Series 4915, Class FD, 5.067% (1-month USLIBOR +0.450%), 9/25/2049	17,758,712
3,568,063		Series 4925, Class FH, 5.017% (1-month USLIBOR +0.400%), 10/25/2049	3,521,853
2,800,292		Series 4936, Class PF, 5.117% (1-month USLIBOR +0.500%), 12/25/2049	2,734,526
15,425,691		Series 4944, Class HF, 5.067% (1-month USLIBOR +0.450%), 1/25/2050	15,276,518
7,669,041		Series 4965, Class KF, 5.267% (1-month USLIBOR +0.650%), 4/25/2050	7,565,265
2,413,466		Series KF85, Class AL, 4.874% (1-month USLIBOR +0.300%), 8/25/2030	2,397,453
5,879,809		Series KF86, Class AS, 4.630% (SOFR +0.320%), 8/25/2027	5,833,332
8,810,110		Series KF87, Class AL, 4.924% (1-month USLIBOR +0.350%), 8/25/2030	8,760,672
6,296,316		Series KF88, Class AL, 4.904% (1-month USLIBOR +0.330%), 9/25/2030	6,252,555
50,000,000		Series KF145, Class AS, 5.210% (30-DAY Average SOFR +0.900%), 9/25/2032	50,383,750
30,000,000		Series KF146, Class AS, 5.372% (30-DAY Average SOFR +0.880%), 10/25/2032	30,126,798
26,000,000		Series KF147, Class AS, 5.190% (30-DAY Average SOFR +0.880%), 11/25/2032	26,113,077
23,425,000		Series KF148, Class AS, 5.332% (30-DAY Average SOFR +0.840%), 11/25/2032	23,880,738
22,999,516		Series KF149, Class AS, 4.702% (30-DAY Average SOFR +0.640%), 12/25/2032	22,999,543
40,000,000		Series KF150, Class AS, 4.870% (30-DAY Average SOFR +0.560%), 12/25/2032	39,934,008
43,300,000		Series KF151, Class AS, 4.820% (30-DAY Average SOFR +0.510%), 12/25/2032	43,299,905
		TOTAL	339,995,711
		Federal National Mortgage Association REMIC—12.3%
488		Series 1993-62, Class FA, 6.642% (Cost of Funds - 11th District - San Francisco +1.200%), 4/25/2023	486
7,677		Series 1993-165, Class FE, 5.767% (1-month USLIBOR +1.150%), 9/25/2023	7,686
32,941		Series 1998-22, Class FA, 4.997% (1-month USLIBOR +0.400%), 4/18/2028	32,892
18,444		Series 2000-34, Class F, 5.067% (1-month USLIBOR +0.450%), 10/25/2030	18,381
8,451		Series 2000-37, Class FA, 5.117% (1-month USLIBOR +0.500%), 11/25/2030	8,434
1,611		Series 2001-34, Class FB, 0.767% (1-month USLIBOR +0.300%), 12/18/2028	1,610
19,098		Series 2001-34, Class FL, 5.117% (1-month USLIBOR +0.500%), 8/25/2031	19,132
107,906		Series 2001-46, Class F, 4.997% (1-month USLIBOR +0.400%), 9/18/2031	107,756
112,364		Series 2001-53, Class FX, 4.967% (1-month USLIBOR +0.350%), 10/25/2031	111,722
217,506		Series 2001-56, Class FG, 5.117% (1-month USLIBOR +0.500%), 10/25/2031	217,954
72,718		Series 2001-68, Class FD, 5.117% (1-month USLIBOR +0.500%), 12/25/2031	72,805
76,264		Series 2002-4, Class FJ, 5.067% (1-month USLIBOR +0.450%), 2/25/2032	76,232
116,914		Series 2002-8, Class FA, 5.347% (1-month USLIBOR +0.750%), 3/18/2032	117,620
130,933		Series 2002-9, Class FH, 5.117% (1-month USLIBOR +0.500%), 3/25/2032	131,056
151,219		Series 2002-17, Class JF, 5.617% (1-month USLIBOR +1.000%), 4/25/2032	152,712
151,230		Series 2002-34, Class FC, 5.597% (1-month USLIBOR +1.000%), 12/18/2031	152,689
92,832		Series 2002-37, Class F, 5.417% (1-month USLIBOR +0.800%), 11/25/2031	93,208
95,283		Series 2002-39, Class FB, 5.117% (1-month USLIBOR +0.500%), 8/25/2039	95,238

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 5,256		Series 2002-39, Class FB, 5.147% (1-month USLIBOR +0.550%), 3/18/2032	$ 5,269
39,365		Series 2002-41, Class F, 5.167% (1-month USLIBOR +0.550%), 7/25/2032	39,453
628,964		Series 2002-47, Class NF, 5.217% (1-month USLIBOR +0.600%), 2/25/2037	630,097
435,412		Series 2002-47, Class NF, 5.617% (1-month USLIBOR +1.000%), 4/25/2032	439,752
70,190		Series 2002-52, Class FD, 5.117% (1-month USLIBOR +0.500%), 9/25/2032	70,096
87,572		Series 2002-53, Class FG, 5.717% (1-month USLIBOR +1.100%), 7/25/2032	88,703
322,239		Series 2002-58, Class FD, 5.217% (1-month USLIBOR +0.600%), 8/25/2032	322,927
108,572		Series 2002-64, Class FJ, 5.617% (1-month USLIBOR +1.000%), 4/25/2032	109,645
44,981		Series 2002-74, Class FV, 5.067% (1-month USLIBOR +0.450%), 11/25/2032	44,937
60,387		Series 2002-75, Class FD, 5.597% (1-month USLIBOR +1.000%), 11/18/2032	61,004
185,816		Series 2002-77, Class FH, 4.997% (1-month USLIBOR +0.400%), 12/18/2032	185,659
37,649		Series 2002-82, Class FB, 5.117% (1-month USLIBOR +0.500%), 12/25/2032	37,629
154,187		Series 2002-82, Class FC, 5.617% (1-month USLIBOR +1.000%), 9/25/2032	155,744
18,730		Series 2002-82, Class FG, 5.067% (1-month USLIBOR +0.450%), 12/25/2032	18,748
317,512		Series 2002-89, Class F, 4.917% (1-month USLIBOR +0.300%), 1/25/2033	315,626
61,673		Series 2002-90, Class FH, 5.117% (1-month USLIBOR +0.500%), 9/25/2032	61,641
576,385		Series 2002-93, Class FJ, 5.167% (1-month USLIBOR +0.550%), 1/25/2033	576,947
64,542		Series 2003-2, Class FA, 5.117% (1-month USLIBOR +0.500%), 2/25/2033	64,508
56,320		Series 2003-14, Class FT, 5.117% (1-month USLIBOR +0.500%), 3/25/2033	56,287
118,733		Series 2003-19, Class FY, 5.017% (1-month USLIBOR +0.400%), 3/25/2033	118,313
113,370		Series 2003-21, Class TF, 5.067% (1-month USLIBOR +0.450%), 3/25/2033	113,115
212,030		Series 2003-66, Class FA, 4.967% (1-month USLIBOR +0.350%), 7/25/2033	210,498
250,062		Series 2003-79, Class FC, 5.067% (1-month USLIBOR +0.450%), 8/25/2033	248,914
129,461		Series 2003-102, Class FT, 5.017% (1-month USLIBOR +0.400%), 10/25/2033	128,785
311,321		Series 2003-107, Class FD, 5.117% (1-month USLIBOR +0.500%), 11/25/2033	310,924
752,469		Series 2003-116, Class HF, 5.167% (1-month USLIBOR +0.550%), 11/25/2033	751,989
241,542		Series 2003-121, Class FD, 5.017% (1-month USLIBOR +0.400%), 12/25/2033	240,660
320,884		Series 2004-2, Class FW, 5.017% (1-month USLIBOR +0.400%), 2/25/2034	320,594
519,446		Series 2004-17, Class FT, 5.017% (1-month USLIBOR +0.400%), 4/25/2034	509,603
301,411		Series 2004-49, Class FN, 5.017% (1-month USLIBOR +0.400%), 7/25/2034	300,275
817,979		Series 2004-49, Class FQ, 5.067% (1-month USLIBOR +0.450%), 7/25/2034	816,656
733,131		Series 2004-51, Class FY, 4.997% (1-month USLIBOR +0.380%), 7/25/2034	727,922
353,349		Series 2004-53, Class FC, 5.067% (1-month USLIBOR +0.450%), 7/25/2034	351,886
218,425		Series 2004-64, Class FW, 5.067% (1-month USLIBOR +0.450%), 8/25/2034	217,593
351,761		Series 2005-104, Class FA, 5.017% (1-month USLIBOR +0.400%), 12/25/2035	349,305
1,246,328		Series 2006-75, Class FP, 4.917% (1-month USLIBOR +0.300%), 8/25/2036	1,231,744
295,486		Series 2006-79, Class DF, 4.967% (1-month USLIBOR +0.350%), 8/25/2036	293,155
402,166		Series 2006-81, Class FA, 4.967% (1-month USLIBOR +0.350%), 9/25/2036	398,325
955,218		Series 2006-90, Class FE, 5.067% (1-month USLIBOR +0.450%), 9/25/2036	953,082
468,599		Series 2006-98, Class FB, 4.927% (1-month USLIBOR +0.310%), 10/25/2036	463,745
1,657,503		Series 2006-W1, Class 2AF1, 4.837% (1-month USLIBOR +0.220%), 2/25/2046	1,640,593
474,720		Series 2008-52, Class FD, 4.967% (1-month USLIBOR +0.350%), 6/25/2036	470,471
5,782,776		Series 2012-116, Class FA, 4.917% (1-month USLIBOR +0.300%), 10/25/2042	5,692,070
3,921,294		Series 2018-31, Class FD, 4.917% (1-month USLIBOR +0.300%), 5/25/2048	3,816,006
11,429,508		Series 2018-70, Class HF, 4.967% (1-month USLIBOR +0.350%), 10/25/2058	11,260,997
5,636,774		Series 2018-95, Class FB, 5.017% (1-month USLIBOR +0.400%), 1/25/2049	5,547,310
12,522,837		Series 2019-35, Class FA, 5.017% (1-month USLIBOR +0.400%), 7/25/2049	12,328,700
21,601,852		Series 2019-41, Class FD, 5.117% (1-month USLIBOR +0.500%), 8/25/2059	21,465,812
9,501,200		Series 2019-67, Class FB, 5.067% (1-month USLIBOR +0.450%), 11/25/2049	9,330,198
7,981,180		Series 2019-81, Class FJ, 5.117% (1-month USLIBOR +0.500%), 1/25/2050	7,880,138

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 19,395,837		Series 2020-34, Class FA, 5.067% (1-month USLIBOR +0.450%), 6/25/2050	$ 19,076,591
		TOTAL	112,268,254
		Government National Mortgage Association REMIC—23.4%
138,593		Series 2004-59, Class FV, 4.847% (1-month USLIBOR +0.250%), 10/20/2033	137,577
2,384		Series 2009-96, Class GF, 5.040% (1-month USLIBOR +0.450%), 4/16/2039	2,384
4,634,829		Series 2010-62, Class PF, 5.097% (1-month USLIBOR +0.500%), 5/20/2040	4,574,850
3,232,275		Series 2011-23, Class KF, 4.990% (1-month USLIBOR +0.400%), 2/16/2041	3,191,391
1,969,345		Series 2011-51, Class FA, 4.997% (1-month USLIBOR +0.400%), 4/20/2041	1,942,526
4,438,586		Series 2012-H15, Class FB, 4.891% (1-month USLIBOR +0.500%), 6/20/2062	4,421,019
871,219		Series 2012-H18, Class FA, 4.941% (1-month USLIBOR +0.550%), 8/20/2062	867,641
2,066,249		Series 2012-H18, Class SA, 4.971% (1-month USLIBOR +0.580%), 8/20/2062	2,059,612
5,071,265		Series 2012-H24, Class FC, 4.791% (1-month USLIBOR +0.400%), 10/20/2062	5,037,192
5,194,418		Series 2012-H25, Class BF, 4.771% (1-month USLIBOR +0.380%), 9/20/2062	5,165,282
4,378,849		Series 2012-H29, Class BF, 4.731% (1-month USLIBOR +0.340%), 11/20/2062	4,353,610
5,061,694		Series 2012-H29, Class CF, 4.731% (1-month USLIBOR +0.340%), 2/20/2062	5,017,073
1,526,911		Series 2012-H30, Class SA, 4.761% (1-month USLIBOR +0.370%), 12/20/2062	1,515,325
3,814,683		Series 2012-H31, Class FA, 4.741% (1-month USLIBOR +0.350%), 11/20/2062	3,792,486
13,414,090		Series 2015-H02, Class FA, 5.041% (1-month USLIBOR +0.650%), 1/20/2065	13,124,387
15,638,692		Series 2015-H06, Class FB, 3.938% (1-month USLIBOR +0.650%), 2/20/2065	15,300,564
9,089,994		Series 2016-120, Class FA, 4.997% (1-month USLIBOR +0.400%), 9/20/2046	8,921,091
7,728,927		Series 2016-147, Class AF, 4.997% (1-month USLIBOR +0.400%), 10/20/2046	7,572,149
12,215,677		Series 2016-H26, Class FC, 5.391% (1-month USLIBOR +1.000%), 12/20/2066	12,161,254
14,405,799		Series 2017-H08, Class FC, 4.991% (1-month USLIBOR +0.600%), 3/20/2067	14,310,130
7,498,995		Series 2019-10, Class FC, 5.047% (1-month USLIBOR +0.450%), 1/20/2049	7,351,372
25,201,681		Series 2023-13, Class JF, 4.900% (30-DAY Average SOFR +0.650%), 1/20/2053	25,228,430
35,000,000		Series 2023-H01, Class FB, 5.276% (30-DAY Average SOFR +0.850%), 1/20/2073	34,749,586
32,302,597		Series 2023-H05, Class FM, 5.050% (30-DAY Average SOFR +0.800%), 1/20/2073	32,131,051
		TOTAL	212,927,982
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $668,232,028)	665,191,947
		GOVERNMENT AGENCIES—5.4%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—2.0%
2,000,000		4.565% (SOFR +0.015%), 3/7/2023	1,999,990
7,000,000		4.585% (SOFR +0.035%), 4/21/2023	6,999,848
2,000,000		4.585% (SOFR +0.035%), 5/19/2023	2,000,233
5,000,000		4.640% (SOFR +0.090%), 9/16/2024	4,998,410
2,000,000		4.650% (SOFR +0.100%), 10/7/2024	1,999,314
		TOTAL	17,997,795
		Federal Farm Credit System—1.1%
10,000,000		2.650%, 3/8/2023	9,996,223
		Federal Home Loan Bank System—1.1%
2,000,000		2.240%, 6/23/2023	1,984,406
3,000,000		3.160%, 8/10/2023	2,976,929
2,000,000		3.510%, 9/22/2023	1,981,130
1,000,000		4.125%, 9/19/2023	993,968
2,000,000		4.500%, 10/13/2023	1,992,146
		TOTAL	9,928,579
	[1]	Federal Home Loan Bank System Floating Rate Notes—1.2%
1,500,000		4.590% (SOFR +0.040%), 3/17/2023	1,499,884
5,000,000		4.610% (SOFR +0.060%), 5/1/2023	5,000,157

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[1]	Federal Home Loan Bank System Floating Rate Notes—continued
$ 5,000,000		4.620% (SOFR +0.070%), 4/1/2024	$ 4,998,519
		TOTAL	11,498,560
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $49,504,344)	49,421,157
		U.S. TREASURIES—2.3%
	[2]	U.S. Treasury Bills—0.2%
2,000,000		United States Treasury Bill, 3.020%, 6/15/2023	1,972,419
		U.S. Treasury Notes—2.1%
5,000,000		United States Treasury Floating Rate Notes, 4.732% (91-day T-Bill -0.075%), 3/7/2023	4,991,739
2,000,000		United States Treasury Floating Rate Notes, 4.792% (91-day T-Bill -0.015%), 3/7/2023	1,999,255
3,000,000		United States Treasury Floating Rate Notes, 4.836% (91-day T-Bill +0.029%), 3/7/2023	2,998,782
4,000,000		United States Treasury Floating Rate Notes, 4.841% (91-day T-Bill +0.034%), 3/7/2023	4,000,695
5,000,000		United States Treasury Floating Rate Notes, 4.947% (91-day T-Bill +0.140%), 3/7/2023	5,002,563
		TOTAL	18,993,034
		TOTAL U.S. TREASURIES (IDENTIFIED COST $20,980,611)	20,965,453
		MORTGAGE-BACKED SECURITIES—0.2%
		Federal National Mortgage Association—0.2%
1,480,569		3.500%, 9/1/2049	1,380,556
34,381		7.500%, 1/1/2032	36,024
79,217		7.500%, 8/1/2032	83,252
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,731,225)	1,499,832
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association ARM—0.1%
300,454		3.216%, 4/1/2033	290,515
320,598		3.511%, 8/1/2034	325,881
12,662		3.578%, 4/1/2024	12,557
66,718		3.828%, 5/1/2040	66,131
75,385		3.828%, 8/1/2040	74,668
90,571		3.960%, 9/1/2035	92,204
8,168		4.196%, 8/1/2032	8,293
9,931		4.340%, 2/1/2033	10,032
6,138		4.415%, 12/1/2032	6,198
27,922		5.188%, 9/1/2027	27,654
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $936,052)	914,133
		REPURCHASE AGREEMENTS—24.7%
25,411,000		Interest in $1,522,000,000 joint repurchase agreement 4.55%, dated 2/28/2023 under which Bank of America, N.A. will repurchase a security provided as collateral for $1,522,192,364 on 3/1/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 1/31/2027 and the market value of that underlying security was $1,552,636,259.	25,411,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.55%, dated 2/28/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,500,189,583 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2063 and the market value of those underlying securities was $1,531,206,373.	100,000,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Interest in $500,000,000 joint repurchase agreement 4.56%, dated 2/28/2023 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,063,333 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2052 and the market value of those underlying securities was $510,854,596.	$100,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $225,411,000)	225,411,000
	TOTAL INVESTMENT IN SECURITIES—105.8% (IDENTIFIED COST $966,795,260)	963,403,522
	OTHER ASSETS AND LIABILITIES - NET—(5.8)%[3]	(53,002,109)
	TOTAL NET ASSETS—100%	$910,401,413

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate